INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories Abstract
Purchased inventories at cost	$ 193.2	$ 198.4
Inventory allowance	(8.0)	(7.7)
Total	$ 185.2	$ 190.7